Unaudited Interim Condensed Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Equity attributable to equity holders of the Company	Share capital [Member]	Additional paid-in capital	Share-based payments reserve	Translation reserve	Accumulated deficit	Non-controlling interest	Total
Beginning Balance at Dec. 31, 2019	$ (48,570)	$ 27	$ 111	$ 9,813	$ 1	$ (58,522)		$ (48,570)
Beginning Balance (in Shares) at Dec. 31, 2019		20,000
Profit for the period	(751)					(751)		(751)
Other comprehensive income	15					15		15
Total comprehensive income for the period	(736)					(736)		(736)
Share-based payments	1,012			2,159		(1,147)		1,012
Distribution and dividends	(53,614)					(53,614)		(53,614)
Total transactions with shareholders	(52,602)			2,159		(54,761)		(52,602)
Ending Balance at Dec. 31, 2020	(101,908)	$ 27	111	11,972	1	(114,019)		(101,908)
Ending Balance (in Shares) at Dec. 31, 2020		20,000
Profit for the period	(117,455)					(117,455)	$ 11	(117,444)
Other comprehensive income	11				36	(25)		11
Total comprehensive income for the period	(117,444)		111	11,972	37	(117,480)	11	$ (117,433)
Issuance of shares upon the Transaction (in shares)								196,503,101
Share-based payments	128,519			128,517		2		$ 128,519
Share warrant obligations	(32,109)		(32,109)					(32,109)
Acquisition of non-controlling interest							33	33
Distribution and dividends	(157,804)		(61,804)			(96,000)		(157,804)
Total transactions with shareholders	58,260	$ (27)	25,768	128,517		(95,998)	33	$ 58,293
Total transactions with shareholders (in shares)								196,503,101
Ending Balance at Dec. 31, 2021	(161,092)		25,879	140,489	37	(327,497)	44	$ (161,048)
Ending Balance (in Shares) at Dec. 31, 2021		196,523,101						196,523,101
Profit for the period	53,063					53,063	(325)	$ 52,738
Other comprehensive income	3,177				3,177			3,177
Total comprehensive income for the period	56,240				3,177	53,063	(325)	55,915
Issue of ordinary shares related to business combination	(2,094)		(2,094)					(2,094)
Share-based payments	2,029			2,029				2,029
Total transactions with shareholders	(65)		(2,094)	2,029				(65)
Ending Balance at Jun. 30, 2022	(104,917)		23,786	142,518	3,213	(274,434)	(281)	(105,198)
Ending Balance (in Shares) at Jun. 30, 2022		196,523,101
Beginning Balance at Dec. 31, 2021	(161,092)		25,879	140,489	37	(327,497)	44	$ (161,048)
Beginning Balance (in Shares) at Dec. 31, 2021		196,523,101						196,523,101
Profit for the period	7,303					7,303	107	$ 7,410
Other comprehensive income	3,338		(118)		3,456			3,338
Total comprehensive income for the period	10,641		(118)		3,456	7,303	107	10,748
Issue of ordinary shares related to business combination	(2,103)		(2,103)					(2,103)
Issuance of shares upon the Transaction (in shares)		569,301
Share-based payments	3,751			3,751				3,751
Distribution and dividends	(27)		(27)					(27)
Total transactions with shareholders	1,675		(2,076)	3,751			$ (151)	1,524
Total transactions with shareholders (in shares)		569,301
Ending Balance at Dec. 31, 2022	(148,776)		23,685	144,240	3,493	(320,194)		$ (148,776)
Ending Balance (in Shares) at Dec. 31, 2022		197,092,402						197,092,402
Profit for the period	11,343					11,343		$ 11,343
Other comprehensive income	1,007		26		981			1,007
Total comprehensive income for the period	12,350		26		981	11,343		12,350
Share-based payments and exercise of options	657		289	368				657
Share-based payments and exercise of options (in shares)		222,198
Total transactions with shareholders	657		289	368				657
Total transactions with shareholders (in shares)		222,198
Ending Balance at Jun. 30, 2023	$ (135,769)		$ 24,000	$ 144,608	$ 4,474	$ (308,851)		$ (135,769)
Ending Balance (in Shares) at Jun. 30, 2023		197,314,600